Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000251000 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000251000 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000251000 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000251000 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000251000 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000251000 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000251000 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251000 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000251000 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251000 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000251000 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000251000 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000251001 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000251001 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000251001 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000251001 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000251001 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251001 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251001 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000251001 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000251001 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000251001 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000251001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000251001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000251001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000251001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000251001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.30%
C000251001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000251001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000251001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000251001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251001 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000251001 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000251002 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%
C000251002 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000251002 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000251002 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251002 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000251002 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251002 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000251002 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251002 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000251002 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000251002 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000251002 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000251002 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000251002 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000251002 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000251002 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000251002 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000251002 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251002 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251002 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251002 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000251003 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000251003 [Member] | Tencent Holdings Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000251003 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000251003 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000251003 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000251003 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000251003 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251003 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251003 [Member] | Compagnie Financiere Richemont S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000251003 [Member] | Ryanair Holdings PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000251003 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000251003 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000251003 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000251003 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.10%
C000251003 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.40%
C000251003 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000251003 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.10%
C000251003 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.10%
C000251003 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000251003 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%
C000251003 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251003 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000251004 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000251004 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000251004 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000251004 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000251004 [Member] | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000251004 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000251004 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000251004 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251004 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000251004 [Member] | Travelers Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000251004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251004 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000251004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000251004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000251004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000251004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000251004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000251004 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000251004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000251004 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251004 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%